Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders' Equity (Deficit) [Abstract]
Schedule of Share Capital
	Number of shares as of December 31, 2024		Number of shares as of December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	100,000,000	24,252,096	100,000,000	15,652,176

Schedule of Movement in Warrants Outstanding	The following table reconciles the movement in warrants outstanding at the beginning and end of the period:
	Number of Warrants	Weighted-average exercise price	Weighted average remaining contractual term (in years)

Balance as of December 31, 2023	3,333,283	5.47	1.83

Issued	7,382,438	1.22	1.93
Exercised	(1,709,760)	0.001	-
Expired	(1,277,350)	5.25	0.54
Balance as of December 31, 2024	7,728,611	4.14	1.63

Schedule of Information about the Company’s Outstanding Warrants	The following table summarizes information about the Company’s outstanding warrants as of December 31, 2024
Exercise Price	Warrants outstanding as of December 31, 2024	Expiration date
5.5	1,640,455	15/07/2026
5.5	277,835	15/07/2025
6.875	145,455	15/01/2027
1.6	212,188	28/06/2027
1.56	185,591	18/06/2028
1.1	4,608,715	30/06/2026
0.001	658,372	Until fully exercised
Balance as of December 31, 2024	7,728,611

Schedule of Loss Per Share Calculated Using the Weighted Average Number of Ordinary Shares and Pre-Funded Warrants

Loss per share has been calculated using the weighted average number of Ordinary Shares and pre-funded warrants in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Loss for the period	11,053	11,286	14,976
Total number of Ordinary Shares	24,252,096	15,652,176	11,338,940
Weighted average number of Ordinary Shares and pre-funded warrants	18,515,545	12,095,477	10,794,594

Basic and diluted loss per share	(0.60)	(0.93)	(1.39)